OTHER INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Gross	$ 16,119	$ 15,756
Intangible Assets Accumulated Amortization	4,401	1,563
Other intangible assets, net	11,718	14,193
Customer Relationships [Member]
Intangible Assets Gross	9,335	9,130
Intangible Assets Accumulated Amortization	2,058	763
Technology [Member]
Intangible Assets Gross	5,842	5,705
Intangible Assets Accumulated Amortization	1,401	513
Long-Term Contracts [Member]
Intangible Assets Gross	942	921
Intangible Assets Accumulated Amortization	$ 942	$ 287